Precious Metals Delivery and Purchase Agreement	12 Months Ended
Dec. 31, 2024
Precious Metals Delivery and Purchase Agreement
Precious metals delivery and purchase agreement

10. Precious metals delivery and purchase agreement

On April 3, 2019, the Company entered into a $25 million precious metals delivery and purchase agreement (the “Purchase Agreement”) with Sandstorm Gold Ltd. (“Sandstorm”) for the construction and development of the Relief Canyon Mine secured by shares, property, and assets of Relief Canyon. The Purchase Agreement consisted of a combination of fixed and variable deliveries from the Relief Canyon Mine. The Purchase Agreement has a repurchase option for the Company exercisable at any time to reduce the variable deliveries to Sandstorm from 4% to 2% by delivering 4,000 ounces of gold plus additional ounces of gold compounded annually at 10%. On initial recognition and as at December 31, 2024 and 2023, the fair value of the repurchase option was nil.

The Company initially recorded the advances received on precious metals delivery, net of transaction costs, as deferred revenue and expected to recognize the amounts in revenue as performance obligations to metals delivery were satisfied over the term of the metals delivery and purchase agreements.

As at December 31, 2021, the Company derecognized the outstanding carrying value of deferred revenue, net of transaction costs, and recognized the fixed and variable deliveries of precious metals as a financial liability measured at fair value through profit or loss as the Company expected that metal deliveries to Sandstorm may no longer be satisfied through internal gold production alone. The fair value of the metals contract liability was determined using forward commodity pricing curves at the end of the fiscal 2021 reporting period resulting in $20.8 million loss to fair value on metals contract liability. A $10.1 million loss to fair value on metals contract liability due to changes in forward commodity pricing curves was recorded during the year ended December 31, 2024 (2023: $3.4 million).

On February 26, 2023, the Company amended its Purchase Agreement with Sandstorm for the right to increase its advance payment by $2.75 million per calendar quarter or up to $11.0 million in aggregate during fiscal 2023 in order to satisfy the gold delivery obligations under the Purchase Agreement. The advances are to be repaid through balancing fixed deliveries of gold commencing at the end of the existing agreement within the 12-month period from November 2025 to October 2026. The advances of $2.75 million per quarter were drawn in full during fiscal 2023.

On March 21, 2024, the Company amended its Purchase Agreement with Sandstorm for the right to increase its advance payment by $3.25 million per calendar quarter or up to $6.5 million in aggregate during the first half of 2024 in order to satisfy the gold delivery obligations under the Purchase Agreement. The advances are to be repaid through balancing fixed deliveries of gold commencing at the end of the existing agreement within the 6-month period from November 2026 to April 2027. The first and second calendar quarter advances of $3.25 million per quarter were drawn in full in March and June 2024, respectively.

On September 24, 2024, the Company amended its Purchase Agreement with Sandstorm for the right to increase its advance payment by approximately $4.0 million in aggregate during the third quarter of 2024 in order to satisfy the gold delivery obligations under the Purchase Agreement. The advance is to be repaid through balancing fixed deliveries of gold commencing at the end of the existing agreement within the 3-month period from May to July 2027. The advance of approximately $4.0 million was drawn in full in September 2024.

On December 19, 2024, the Company amended its Purchase Agreement with Sandstorm to deliver its remaining fixed ounces of gold over a gradual quarterly fixed deliveries schedule with final delivery in December 2027. For each calendar quarter during the 36-month period ending in December 2027, the Company shall have the right for Sandstorm to subscribe common shares of the Company for proceeds up to a maximum of $1.9 million per calendar quarter to satisfy the gold delivery obligations under the Purchase Agreement.

The following table summarizes the continuity of the Company’s net metals contract liability during the year:

	Year	Year
	ended	ended
	December 31,	December 31,
	2024	2023

Net metals contract liability, beginning of year	$36,837	$30,989
Advance increase (net of financing expense)	12,512	13,989
Delivery of metals produced	-	(1,720)
Delivery of metals purchased	(18,564)	(9,899)
Revaluation of metals contract liability	10,083	3,478
Net metals contract liability, end of year	$40,868	$36,837

Current portion	$13,707	$12,512
Non-current portion	27,161	24,325
	$40,868	$36,837